Derivative Instruments And Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Derivative Instruments And Hedging Activities [Abstract]
Derivative Instruments And Hedging Activities

7.            derivative instruments AND HEDGING ACTIVITIES

       As of June 28, 2012 and December 29, 2011, the estimated fair value and line item caption of derivative instruments recorded were as follows (in millions):

		Fair Value of Derivative Liability as of
	Balance Sheet Location	June 28, 2012	December 29, 2011
Derivatives designated as hedging instruments in cash flow hedges:
Current portion of interest rate swap agreements	Current Liabilities	$5.1	$18.0
Interest rate swap agreements	Other Liabilities	8.0	35.1

Derivatives not designated as hedging instruments:
Current portion of interest rate swap agreements	Current Liabilities	5.1	6.0
Interest rate swap agreements	Other Liabilities	8.0	11.7
Total derivatives		$26.2	$70.8

NCM LLC has interest rate swap agreements with four counterparties that, at their inception, qualified for and were designated as cash flow hedges against interest rate exposure on the $225.0 million of currently outstanding debt obligations under the senior secured credit facility.  The interest rate swap agreements have the effect of converting the Company’s variable rate term loan to a fixed rate of 6.484% and the term of the swaps coincides with the term loan maturity date of February 13, 2015.

On April 27, 2012, the Company amended its existing interest rate swap agreements terminating a notional amount of $325.0 million (the aggregate amount of the term loan prepayment) such that 100% of the Company’s interest rate exposure relating to the remaining $225.0 million term loan debt balance remains hedged at 6.484%.  Since the forecasted transactions, or quarterly interest payments, on the $325.0 million term loan prepayment are no longer probable of occurring, the Company discontinued cash flow hedge accounting on those swaps and reclassified the corresponding outstanding balance in Accumulated Other Comprehensive Income (“AOCI”) related to those interest rate swaps into earnings. For the quarter and six months ended June 28, 2012, the Company recorded a loss in its Condensed Statements of Income of approximately $26.7 million related to the partial swap terminations.

The swaps were terminated ratably among the four counterparties, however, the Company’s cash flow hedge accounting designation for each swap was pegged to varying balances of the underlying term loan.  If after the partial swap terminations, an interest rate swap remained outstanding and the underlying term loan designated for cash flow hedge accounting was paid down, cash flow hedge accounting was discontinued because the underlying debt instrument is no longer outstanding and the interest payments are no longer probable of occurring.  Any future changes to the fair value of these interest rate swaps will be recorded as a change in derivative fair value in the Condensed Statements of Income.

The Company also discontinued cash flow hedge accounting for swaps in which the Company partially terminated its swap with the counterparty, however, the corresponding term loan associated with those swaps remained outstanding.  In accordance with ASC 815 Derivatives and Hedging, the net derivative loss related to the discontinued cash flow hedges shall continue to be reported in AOCI unless it is not probable that the forecasted transaction will occur by the end of the originally specified time period.  As of April 27, 2012, there was approximately $13.9 million outstanding related to these discontinued cash flow hedges which continues to be reported in AOCI, as the underlying debt transactions remain probable of occurring, and will be amortized in the Condensed Statements of Income over the remaining term or February 13, 2015.  The Company estimates approximately $5.1 million will be amortized to change in derivative fair value in the Condensed Statements of Income in the next 12 months.

During the periods presented, the Company also recorded changes in the fair value and amortization of AOCI related to an interest rate swap in which the Company discontinued cash flow hedge accounting in 2008 due to the bankruptcy of its counterparty.  In connection with the swap terminations in April 2012, the entire balance of this swap was terminated and the remaining balance in AOCI was reclassified into earnings during the second quarter of 2012.

For the interest rate swaps that were partially terminated and still have remaining amounts outstanding under the interest rate swap agreements and the underlying term loan remains outstanding, the Company has continued to elect cash flow hedge accounting.  Since the instruments were determined to be effective at June 28, 2012 and December 29, 2011, changes to the fair value of the interest rate swaps were recorded within Other Comprehensive Income.  There were no amounts reclassified into current earnings due to ineffectiveness during the periods presented other than as described herein.

The effect of derivative instruments with cash flow hedge accounting on the condensed financial statements for the quarters ended June 28, 2012 and June 30, 2011 and six months ended June 28, 2012 and June 30, 2011 were as follows (in millions):

	Unrealized Gain (Loss) Recognized in NCM LLC’s Other Comprehensive Income (Pre-tax)				Realized Loss Recognized in Interest on Borrowings (Pre-tax)
	Quarters Ended		Six Months Ended		Quarters Ended		Six Months Ended
	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011
Interest Rate Swaps	$26.0	$(9.6)	$23.8	$(9.6)	$(2.4)	$(4.9)	$(7.0)	$(9.8)

The effect of derivatives not designated as hedging instruments under ASC 815 on the condensed financial statements for the quarters ended June 28, 2012 and June 30, 2011 and six months ended June 28, 2012 and June 30, 2011 were as follows (in millions):

		Gain (Loss) Recognized in Non-Operating Expenses (Pre-tax)
		Quarters Ended		Six Months Ended
Derivative Instruments not Designated as Hedging Instruments	Income Statement Location	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011
Realized loss on derivative instruments	Interest on borrowings	$(1.4)	$(1.6)	$(3.0)	$(3.2)
Gain (loss) from change in fair value on cash flow hedges	Change in derivative fair value	0.8	(1.7)	1.5	(0.2)
Amortization of AOCI on discontinued cash flow hedges	Change in derivative fair value	(0.8)	(0.3)	(1.1)	(0.6)
Total		$(1.4)	$(3.6)	$(2.6)	$(4.0)

11. Derivative instruments and hedging activities

NCM LLC has interest rate swap agreements with four counterparties that, at their inception, qualified for and were designated as cash flow hedges against interest rate exposure on the entire $550.0 million of currently outstanding debt obligations under the senior secured credit facility. The interest rate swap agreements have the effect of converting all of the Company’s variable rate debt to a fixed rate of 6.484%.

Cash flow hedge accounting was discontinued on September 15, 2008 for one of the interest rate swap agreements due to the event of default created by the bankruptcy of Lehman and the inability of the Company to continue to demonstrate the swap would be effective. The Company did not elect cash flow hedge accounting and the interest rate swap with Barclays is recorded at fair value with any change in the fair value recorded in the statements of income. There was no change, $4.0 million increase and $8.3 million decrease in the fair value of the liability for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively, which the Company recorded as a change in derivative fair value.

In accordance with ASC 815 Derivatives and Hedging, the net derivative loss as of September 14, 2008 related to the discontinued cash flow hedge shall continue to be reported in accumulated other comprehensive income unless it is probable that the forecasted transaction will not occur by the end of the originally specified time period. Accordingly, the net derivative loss is being amortized to interest expense over the remaining term of the interest rate swap through February 13, 2015. The amount amortized during the years ended December 29, 2011, December 30, 2010 and December 31, 2009 was $1.3 million per year. The Company estimates approximately $1.3 million will be amortized to interest on borrowings in the next 12 months.

The fair values of the interest rate swaps with the counterparties on which we have elected and qualify for cash flow hedge accounting (representing notional amounts of $412.5 million associated with a like amount of the variable rate debt) are recorded on the Company’s balance sheet as a liability with the change in fair value recorded in other comprehensive income since the instruments were determined to be perfectly effective at December 29, 2011 and December 30, 2010. There were no amounts reclassified into current earnings due to ineffectiveness during the periods presented other than as described herein.

As of December 29, 2011 and December 30, 2010, the estimated fair value and line item caption of derivative instruments recorded were as follows (in millions):

Liability derivatives
	As of December 29, 2011		As of December 30, 2010
	Balance sheet location	Fair value	Balance sheet location	Fair value

Derivatives designated as hedging instruments in cash flow hedges:
Current portion of interest rate swap agreements...............................	Current Liabilities	$ 18.0	Current Liabilities	$ 19.0
Interest rate swap agreements.....................................................................	Other Liabilities	$ 35.1	Other Liabilities	$ 34.1

Derivatives not designated as hedging instruments:
Current portion of interest rate swap agreements...............................	Current Liabilities	$ 6.0	Current Liabilities	$ 6.3
Interest rate swap agreements.....................................................................	Other Liabilities	$ 11.7	Other Liabilities	$ 11.4

Total derivatives..................................................................................................		$ 70.8		$ 70.8

The effect of derivative instruments in cash flow hedge relationships on the financial statements for the years ended December 29, 2011, December 30, 2010 and December 31, 2009 were as follows (in millions):

	Unrealized gain (loss) recognized in NCM LLC’s other comprehensive income (pre-tax) for the years ended			Realized (loss) recognized in interest on borrowings (pre-tax) for the years ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009

Interest Rate Swaps..........................................................................	$ (18.1)	$ (30.3)	$ 9.3	$ (19.5)	$ (19.4)	$ (16.7)

The effect of derivatives not designated as hedging instruments under ASC 815 on the financial statements for the years ended December 29, 2011, December 30, 2010 and December 31, 2009 were as follows (in millions):

Gain or (loss) recognized in non-operating expenses (pre-tax) for the years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Interest on borrowings........................................................................................................	$ (6.5)	$ (6.2)	$ (6.2)
Change in derivative fair value.....................................................................................	(1.3)	(5.3)	7.0

Total.............................................................................................................................................	$ (7.8)	$ (11.5)	$ 0.8